Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jul. 07, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 04, 2024
C000254755
Account Value [Line Items]
Line Graph and Table Measure Name	Income Plus ETF
Account Value	$ 10,525	$ 10,433	$ 10,320		$ 10,272	$ 10,115	$ 10,060	$ 10,084	$ 10,109	$ 9,986	$ 9,899	$ 10,000
C000254758
Account Value [Line Items]
Line Graph and Table Measure Name	SMID Core ETF
Account Value	$ 10,681	10,697	10,057	$ 10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,418	10,305	10,184		$ 10,211	$ 10,056	$ 10,128	$ 10,089	$ 10,085	$ 9,868	$ 9,816	$ 10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 10,761	10,402	10,167	10,000
ALLSPRING Index: Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 10,717	$ 10,548	$ 10,022	$ 10,000